March 19, 2025

VIA EDGAR TRANSMISSION

Filing Desk U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

Re:	FundVantage Trust 1933 Act File No. 333-141120 1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the Prospectuses and Statement of Additional Information (“SAI”) each dated March 4, 2025 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAI contained in the Post-Effective Amendment No. 334 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates only to the Trust’s series of shares: Polen Floating Rate Income ETF and Polen High Income ETF. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on March 3, 2025 (SEC Accession No. 0001829126-25-001400).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss
Joel Weiss
President & CEO

cc:	Ms. Christine Catanzaro, Treasurer & CFO Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.